Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard International Equity Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000857489
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2011
Vanguard Total World Stock Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 25, 2011
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk Narrative	rr_RiskNarrativeTextBlock

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Vanguard Total World Stock Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 25, 2011
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk Narrative	rr_RiskNarrativeTextBlock

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Vanguard Total World Stock Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 25, 2011
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk Narrative	rr_RiskNarrativeTextBlock

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Vanguard Total World Stock Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 25, 2011
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk Narrative	rr_RiskNarrativeTextBlock

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.39%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.45%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	46
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	144
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	252
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	567
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
[1]	(on shares held less than two months)